Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 223,054	$ 223,231
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	145,587	141,708
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Aa3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	10,362
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	91,747	96,077
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	268	57
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	16,147	10,389
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	18	39
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	17,585	7,030
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	125	1,352
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	64
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	6,528	268
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	5	3,066
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, B3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	593	51
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Counterparties Without an External Credit Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 12,571	$ 12,953